Restructuring - Narrative (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 0		$ 0	$ 18,089,000	$ 0
Impairment of right-of-use assets		$ 5,400,000		5,411,000	0
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	10,200,000			10,200,000
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, noncurrent	4,100,000			4,100,000
Resource rationalization, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 0		$ 0	18,089,000	$ 0
Impairment of right-of-use assets				5,400,000
Resource rationalization, 2020 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charge				11,391,000
Resource rationalization, 2020 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charge				6,698,000
Resource rationalization, 2020 | Other restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charge				1,300,000
Resource rationalizations 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charge				$ 0		$ 12,490,000
Resource rationalizations 2018 | Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring charge						9,684,000
Resource rationalizations 2018 | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charge						$ 2,806,000